S000046193 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
ICE BofA® Constrained Duration US Mortgage Backed Securities IndexSM
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.79%	0.64%	1.51%
FlexShares Disciplined Duration MBS Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		2.22%	0.10%	1.02%
FlexShares Disciplined Duration MBS Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.63%	(1.15%)	(0.30%)
FlexShares Disciplined Duration MBS Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.31%	(0.44%)	0.21%

[1]	In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the ICE BofA® Constrained Duration US Mortgage Backed Securities IndexSM to the Bloomberg U.S. Aggregate Bond Index. The Fund will continue to compare its performance to the ICE BofA® Constrained Duration US Mortgage Backed Securities IndexSM, which reflects the market segments in which the Fund invests.
[2]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.